Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.26600%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,953,846.42

Principal:
Principal Collections	$24,472,711.05
Prepayments in Full	$15,046,889.14
Liquidation Proceeds	$594,186.48
Recoveries	$204,389.93
Sub Total	$40,318,176.60
Collections	$42,272,023.02

Purchase Amounts:
Purchase Amounts Related to Principal	$407,722.30
Purchase Amounts Related to Interest	$1,613.84
Sub Total	$409,336.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,681,359.16

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,681,359.16
Servicing Fee	$613,778.80	$613,778.80	$0.00	$0.00	$42,067,580.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,067,580.36
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$42,067,580.36
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$42,067,580.36
Interest - Class A-3 Notes	$919,448.03	$919,448.03	$0.00	$0.00	$41,148,132.33
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$40,768,678.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,768,678.58
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$40,645,512.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,645,512.91
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$40,557,167.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,557,167.08
Regular Principal Payment	$37,431,549.36	$37,431,549.36	$0.00	$0.00	$3,125,617.72
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,125,617.72
Residual Released to Depositor	$0.00	$3,125,617.72	$0.00	$0.00	$0.00
Total		$42,681,359.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,431,549.36
Total					$37,431,549.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$37,431,549.36	$76.18	$919,448.03	$1.87	$38,350,997.39	$78.05
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$37,431,549.36	$22.94	$1,510,413.28	$0.93	$38,941,962.64	$23.87

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$396,884,040.60	0.8077420	$359,452,491.24	0.7315610
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$638,214,040.60	0.3911464	$600,782,491.24	0.3682055

Pool Information
Weighted Average APR	3.050%	3.038%
Weighted Average Remaining Term	37.75	36.90
Number of Receivables Outstanding	37,841	36,757
Pool Balance	$736,534,565.40	$695,497,283.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$677,816,027.99	$639,768,919.40
Pool Factor	0.4122320	0.3892638

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$55,728,363.95
Targeted Overcollateralization Amount	$94,714,792.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,714,792.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$515,773.08
(Recoveries)		83	$204,389.93
Net Loss for Current Collection Period			$311,383.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5073%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6263%
Second Prior Collection Period			0.6267%
Prior Collection Period			0.1928%
Current Collection Period			0.5219%
Four Month Average (Current and Prior Three Collection Periods)			0.4919%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,273	$11,400,058.82
(Cumulative Recoveries)			$1,438,364.54
Cumulative Net Loss for All Collection Periods			$9,961,694.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5575%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,015.42
Average Net Loss for Receivables that have experienced a Realized Loss			$4,382.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	221	$5,074,681.43
61-90 Days Delinquent	0.15%	35	$1,022,418.94
91-120 Days Delinquent	0.05%	11	$352,263.95
Over 120 Days Delinquent	0.07%	18	$458,219.16
Total Delinquent Receivables	0.99%	285	$6,907,583.48

Repossession Inventory:
Repossessed in the Current Collection Period		17	$419,674.95
Total Repossessed Inventory		29	$744,657.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1737%
Prior Collection Period			0.1876%
Current Collection Period			0.1741%
Three Month Average			0.1785%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2635%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	March 2021
Payment Date	4/15/2021
Transaction Month	25

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	124	$3,128,801.20
2 Months Extended	168	$4,494,956.64
3+ Months Extended	17	$439,590.20

Total Receivables Extended	309	$8,063,348.04

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer